Ordinary Shares, Preferred Shares and Warrants (Details) - $ / shares	1 Months Ended	6 Months Ended
	Aug. 16, 2018	Jun. 30, 2018	Dec. 31, 2017	Jan. 31, 2016	Dec. 31, 2015
Ordinary Shares and Warrants (Textual)
Ordinary shares, shares authorized		20,000,000	20,000,000
Ordinary shares, par value per share		$ 0.0001	$ 0.0001
Ordinary shares, shares issued		2,576,415	2,576,415
Ordinary shares, shares outstanding		2,576,415	2,576,415
Preferred shares, par value per share		$ 0.001	$ 0.001
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Subsequent Event [Member]
Ordinary Shares and Warrants (Textual)
Issued and sold ordinary shares	728,262
Warrants maturity date	5 years
Warrants to purchase of ordinary shares	54,620
Warrants exercise price	$ 5.75
Warrant [Member]
Ordinary Shares and Warrants (Textual)
Warrant issued		855,744
Share price		$ 115.00
Warrants, Expiration date		Dec. 17, 2018
Warrant, Description		The Company may redeem the warrants in the event that the traded ordinary share price is at least $175.00 per share (for any 20 trading days within a 30-day trading period) on a "cashless basis".
Common Stock [Member]
Ordinary Shares and Warrants (Textual)
Ordinary shares, shares authorized					20,000,000
Ordinary shares, par value per share					$ 0.001
Ordinary shares, shares issued					2,528,415
Ordinary shares, shares outstanding					2,528,415
ASM Former Shareholder [Member]
Ordinary Shares and Warrants (Textual)
Ordinary shares, par value per share				$ 0.001
Ordinary shares, shares issued				48,000